Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Disclosure of Income Tax [Abstract]
Corporate tax rate			23.00%
Carryforward tax losses	$ 39,000
Capital loss carryforward	$ 24,000
Tax rate	23.00%
Deferred tax liability	$ 86	$ 400